Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	[1]
Profit or loss [abstract]
Revenue	$ 59,768	$ 59,380	$ 57,786
Cost of sales	(26,744)	(27,396)	(26,305)
Gross profit	33,024	31,984	31,481
Distribution expenses	(6,201)	(6,277)	(6,389)
Sales and marketing expenses	(7,156)	(7,158)	(6,752)
Administrative expenses	(4,983)	(4,738)	(4,414)
Other operating income/(expenses)	779	778	841
Exceptional costs above profit from operations	25	(624)	(251)
Profit from operations	15,487	13,966	14,517
Finance expense	(6,376)	(6,133)	(5,814)	[2]
Finance income	1,024	1,031	1,665	[2]
Net finance income/(expense)	(5,353)	(5,102)	(4,148)	[2]
Share of results of associates	329	295	299
Exceptional share of results of associates	104	(35)	(1,143)
Profit before tax	10,568	9,124	9,524
Income tax expense	(3,152)	(2,234)	(1,928)
Profit of the period	7,416	6,891	7,597
Profit of the period attributable to:
Equity holders of AB InBev	5,855	5,341	5,969
Non-controlling interest	$ 1,561	$ 1,550	$ 1,628
Basic earnings per share	$ 2.92	$ 2.65	$ 2.97
Diluted earnings per share	$ 2.86	$ 2.6	$ 2.91

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation were amended to conform to the 2023 and 2024 presentation.
[2]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation was amended to conform to the 2023 and 2024 presentation.